Deferred Revenue (Details) - Schedule of Deferred Revenue	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Deferred Revenue [Abstract]
Payments received from our clients in advance of performance obligations	$ 296,304		$ 270,239
Beginning balance	270,239	$ 34,531	248,809
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(266,740)	(34,084)	(244,484)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	292,805	37,415	265,914
Ending balance	$ 296,304	$ 37,862	$ 270,239